Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Vicarious Surgical US Inc. [Member]
Debt (Tables) [Line Items]
Schedule of future payments required under the noncancellable equipment agreements
Years Ended December 31,
2021, excluding the six months ended June 30, 2021	$25
2022	50
2023	17
Total future equipment payments	$92

Years Ended December 31,
2021	$50
2022	50
2023	17
Total future equipment payments	$117